CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 604,763	$ 326,561	$ 228,790
Accounts receivable (less allowance for doubtful accounts of $30,000 in 2020 and 2019)	933,111	691,436	531,245
Prepaid expenses and other current assets	206,214	80,728	167,891
Total Current Assets	1,744,088	1,098,725	927,926
Property and Equipment:
Property and equipment	7,829,148	6,894,087	5,293,711
Less-Accumulated depreciation	(5,313,999)	(4,705,256)	(4,005,338)
Net Property and Equipment	2,515,149	2,188,831	1,288,373
Other Assets:
Goodwill	3,015,700	3,015,700	3,015,700
Operating lease right-of-use assets	263,034	324,267
Other assets	49,308	65,433	65,433
Intangible assets, net	504,435	649,934	846,713
Total Other Assets	3,832,477	4,055,334	3,927,846
Total Assets	8,091,714	7,342,890	6,144,145
Current Liabilities:
Accounts payable and accrued expenses	1,187,649	906,716	988,579
Dividend payable	1,076,874	970,997	846,685
Deferred revenue	494,629	432,942	435,406
Line of Credit	24	75,000
Finance leases payable	161,144
Finance leases payable related party	978,683	833,148	509,487
Operating lease liabilities short term	103,780	101,505
Note payable	294,541	350,000	350,000
Total Current Liabilities	4,297,324	3,670,308	3,130,157
Note payable long term	187,436
Deferred Rental obligation			18,890
Operating lease liabilities long term	168,390	231,312
Finance leases payable, long term	286,633
Finance leases payable related party, long term	1,222,982	1,713,122	1,218,703
Total Long-Term Liabilities	1,865,441	1,944,434	1,237,593
Total Liabilities	6,162,765	5,614,742	4,367,750
Stockholders' Equity
Preferred stock, Series A par value $.001; 10,000,000 shares authorized; 1,401,786 shares issued and outstanding in each year	1,402	1,402	1,402
Common stock, par value $.001; 250,000,000 shares authorized; 128,539,418 and 128,539,418 shares issued and outstanding in 2020 and 2019, respectively	128,539	128,439	128,139
Additional paid in capital	17,578,288	17,456,431	17,409,989
Accumulated deficit	(15,693,399)	(15,790,076)	(15,735,624)
Total Data Storage Corp Stockholders' Equity	2,014,830	1,796,196	1,803,906
Non-controlling interest in consolidated subsidiary	(85,881)	(68,048)	(27,511)
Total Stockholder's Equity	1,928,949	1,728,148	1,776,395
Total Liabilities and Stockholders' Equity	$ 8,091,714	$ 7,342,890	$ 6,144,145